Valuation and qualifying accounts (Details) - Allowance for Doubtful Accounts [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 251	€ 661	€ 253
Charges to Earnings	1,749	241	624
Deductions	(1,848)	(651)	(216)
Balance at End of Period	€ 152	€ 251	€ 661